CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income	Accumulated deficit	Noncontrolling interests
Balance at Dec. 31, 2009	$ (52,646)	$ 16	$ 36,251	$ 11,065	$ (100,767)	$ 789
Balance (in shares) at Dec. 31, 2009		15,541,666
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon initial public offering	65,101	18	65,083
Issuance of ordinary shares upon initial public offering (in shares)		18,000,000
Issuance of warrants (Note 18)	7,200		7,200
Reclassification of warrants	13,968		13,968
Cumulative dividends on Series A convertible redeemable preferred shares	(1,989)				(1,989)
Cumulative dividends on Series B convertible redeemable preferred shares	(1,412)				(1,412)
Cumulative dividends on Series C convertible redeemable preferred shares	(162)				(162)
Conversion of Series A convertible redeemable preferred shares into ordinary shares	186,529	62	186,467
Conversion of Series A convertible redeemable preferred shares into ordinary shares (in shares)		63,016,780
Conversion of Series B convertible redeemable preferred shares into ordinary shares	150,355	51	150,304
Conversion of Series B convertible redeemable preferred shares into ordinary shares (in shares)		50,795,457
Conversion of Series C convertible redeemable preferred shares into ordinary shares	20,518	6	20,512
Conversion of Series C convertible redeemable preferred shares into ordinary shares (in shares)		5,941,613
Beneficial conversion feature on Series A convertible redeemable preferred shares upon conversion into ordinary shares	6,990		6,990
Accretion of beneficial conversion feature on Series A convertible redeemable preferred shares	(6,990)				6,990
Beneficial conversion feature on Series B convertible redeemable preferred shares upon conversion into ordinary shares	5,040		5,040
Accretion of beneficial conversion feature on Series B convertible redeemable preferred shares	(5,040)				5,040
Beneficial conversion feature on Series C convertible redeemable preferred shares upon conversion into ordinary shares	222		222
Accretion of beneficial conversion feature on Series C convertible redeemable preferred shares	(222)				222
Noncontrolling interest in acquired subsidiaries	10,064					10,064
Share-based compensation expenses	3,615		3,615
Other comprehensive loss	11,857			11,857
Net (loss) income	3,985				3,742	243
Balance at Dec. 31, 2010	416,983	153	495,652	22,922	(112,840)	11,096
Balance (in shares) at Dec. 31, 2010		153,295,516
Increase (Decrease) in Stockholders' Equity
Reclassification of warrants	(1,391)		(1,391)
Exercise of warrants	9,675	9	9,666
Exercise of warrants (in shares)		8,693,581
Purchase of subsidiary shares from noncontrolling interests	(5,939)		(4,907)			(1,032)
Share-based compensation expenses	10,479		10,479
Other comprehensive loss	20,361			20,046		315
Net (loss) income	(55,290)				(45,389)	(9,901)
Balance at Dec. 31, 2011	394,878	162	509,499	42,968	(158,229)	478
Balance (in shares) at Dec. 31, 2011		161,989,097
Increase (Decrease) in Stockholders' Equity
Share-based compensation expenses	166		166
Other comprehensive loss	(1,380)			(1,371)		(9)
Net (loss) income	(1,149)				(1,243)	94
Balance at Dec. 31, 2012	$ 392,515	$ 162	$ 509,665	$ 41,597	$ (159,472)	$ 563
Balance (in shares) at Dec. 31, 2012		161,989,097